Statutory Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statutory Accounting Practices [Line Items]
Statutory Net Income	$ (55.2)	$ (10.1)
Capital Surplus	139.5	92.2
U.S. insurance subsidiaries
Statutory Accounting Practices [Line Items]
Statutory Net Income	(0.5)	6.6
Capital Surplus	131.8	69.6
International insurance subsidiary
Statutory Accounting Practices [Line Items]
Statutory Net Income	(54.7)	(16.7)
Capital Surplus	$ 7.7	$ 22.6